ACCOUTNING POLICIES (Derivative Financial Instruments and Hedging Activities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges
Derivative instruments, gain (loss) [Line Items]
Effective portion of hedge	$ 15,900,000	$ 0